VIEs	12 Months Ended
Dec. 31, 2025
Variable Interest Entity and Securitizations [Abstract]
VIEs	VIEs
The Company transfers RICs and vehicle leases into newly-formed Trusts that then issue one or more classes of notes payable backed by the collateral. The Company’s continuing involvement with these Trusts is in the form of servicing the assets and, generally, through holding residual interests in the Trusts. The Trusts are considered VIEs under GAAP, and the Company may or may not consolidate these VIEs on its Consolidated Balance Sheets.
The collateral and borrowings under credit facilities and securitization notes payable of the Company’s consolidated VIEs remain on the Consolidated Balance Sheets. The Company recognizes finance charges, fee income, and provisions for credit losses on the RICs, and leased vehicles and interest expense on the debt. Revolving credit facilities generally also utilize entities that are considered VIEs which are included on the Consolidated Balance Sheets.

The Company also uses a titling trust to originate and hold its leased vehicles and the associated leases, for administrative efficiency and also to facilitate the pledging of leases to financing facilities or the sale of leases to other parties without incurring the costs and administrative burden of retitling the leased vehicles. In this process, the leases may be transferred to separate legal units within the titling trust to segregate them for ownership purposes, including for securitizations. This does not result in any changes to the accounting for the leases. This titling trust is considered a VIE. Refer to Note 4 to these Consolidated Financial Statements for further information on the Company's leased vehicles.

On-balance sheet VIEs

The assets and liabilities of consolidated VIEs are presented below. Certain of these assets can be used only to settle obligations of the consolidated VIEs and the liabilities of those entities for which creditors (or beneficial interest holders) do not have recourse to the Company's general credit.

The assets and liabilities of consolidated VIEs included the following at the dates indicated:

(in thousands)	December 31, 2025	December 31, 2024
Assets
Restricted cash	$668,215	$706,571
Net LHFI	21,607,557	24,635,642
Operating lease assets, net (1)	8,357,063	11,667,951
Various other assets	710,745	693,090
Total Assets	$31,343,580	$37,703,254
Liabilities
Notes payable	$23,597,483	$26,208,911
Various other liabilities	96,054	99,587
Total Liabilities	$23,693,537	$26,308,498
(1) As noted above, all leased vehicles are originated through a titling trust. At December 31, 2025 and December 31, 2024, $3.7 billion and $4.3 billion, respectively, of leased vehicle assets included in this amount were in a titling trust, but not in a securitization trust.

The Company services receivables transferred to the Trusts and receives a monthly servicing fee on the outstanding principal balance. Supplemental fees, such as late charges, for servicing the receivables are reflected in Miscellaneous income, net.

As of December 31, 2025 and December 31, 2024, the Company was servicing $25.1 billion and $29.0 billion, respectively, of gross RICs that have been transferred to consolidated Trusts. Certain amounts shown above are greater than the amounts shown in the corresponding line items in the accompanying Consolidated Balance Sheets due to intercompany eliminations between the VIEs and other entities consolidated by the Company. For example, for most of its securitizations, the Company retains one or more of the lowest tranches of bonds. Rather than showing investment in bonds as an asset and the associated debt as a liability, these amounts are eliminated in consolidation as required by GAAP.
NOTE 8. VIEs (continued)

A summary of the cash flows received from the consolidated Trusts for the respective periods is as follows for the periods indicated:

	Year ended December 31,
(in thousands)	2025	2024	2023
Assets securitized	$13,242,538	$18,350,732	$12,800,355

Net proceeds from new securitizations (1)	$10,765,931	$14,824,503	$8,335,877
Net proceeds on retained bonds from new securitizations	1,653,010	1,937,140	1,553,830
Cash received for servicing fees (2)	979,309	891,806	926,136
Net distributions from Trusts (2)	5,800,110	4,683,144	2,915,148
Total cash received from Trusts	$19,198,360	$22,336,593	$13,730,991
(1) Includes additional advances on existing securitizations.
(2) These amounts are not reflected in the SCF because the cash flows are between the VIEs and other entities included in the consolidation.

Off-balance sheet VIEs

At December 31, 2025 and December 31, 2024, the Company was servicing RICs of $2.0 billion and $2.3 billion, respectively, that have been sold in off-balance sheet securitizations and were subject to an optional clean-up call.

During the second quarter of 2025, the Company sold all of its retained interests in an on-balance sheet auto RIC Trust to third parties and to a new off-balance sheet Trust. The Company retained a 5% share. As a result of the Company’s sale of the debt and equity from the original on-balance sheet Trust, the Company is no longer identified as the primary beneficiary and the Company therefore de-consolidated the original Trust from its Consolidated Balance Sheets. The Company de-recognized approximately $242.9 million of auto RICs previously classified as HFI, resulting in a release of the ACL in the amount of approximately $42.1 million, offset by a loss on securitization of approximately $21.8 million.

In addition, during the second quarter of 2025, the Company sold $1.3 billion of gross RICs to a newly formed off-balance sheet securitization VIE which resulted in a pre-tax gain of $22.8 million, and there was a release of the ACL of approximately $40.0 million. The Company retained the servicing of the RICs sold and provided a loan, classified by the Company as an investment in debt security HTM, in the amount of $65.0 million to the VIE to satisfy regulatory risk retention requirements. The Company also retained $1.1 billion of the Class A notes which are classified as an investment in debt security HTM. The Company is not obligated to provide any financial support to the VIE. All other notes and residual equity interests issued by the VIE were sold to third-party investors. Gains and losses on securitizations are recorded in Miscellaneous income, net in the accompanying Consolidated Statements of Operations.

A summary of cash flows received from Trusts for the respective periods were as follows for the periods indicated:

	Year ended December 31,
(in thousands)	2025	2024	2023
Receivables securitized (1)(2)	$1,307,339	$1,060,931	$—

Net proceeds from new securitizations	$174,863	$1,003,695	$—
Cash received for servicing fees	59,277	24,473	8,512
Total cash received from Trusts	$234,140	$1,028,168	$8,512
(1) Represents the UPB at the time of original securitization. (2) Table excludes impacts of non-cash deconsolidation transaction referred to above.
NOTE 8. VIEs (continued)

Other than repurchases of sold assets due to claims against standard representations and warranties, the Company's exposure to loss as a result of its involvement with these VIEs is limited to its retained interests in the VIE. The carrying value of this exposure at December 31, 2025 was $1.0 billion and $3.9 million of debt and equity investments, respectively, compared to $70.2 million and $8.0 million at December 31, 2024. These amounts are reported in debt securities HTM and other investments, respectively, in Note 2 to these Consolidated Financial Statements.

During the year ended December 31, 2025, the Company securitized $2.1 billion of mortgage LHFS in off-balance transactions. The Company has retained $91.4 million of variable interests in the new securitizations for risk retention purposes.

The Company holds a 20 percent interest in the Structured LLC. The Company's interest is reported as an AFS debt security in Note 2 to these Consolidated Financial Statements that had a fair value of approximately $1.1 billion and $1.2 billion at December 31, 2025 and December 31, 2024, respectively. As of December 31, 2025, SBNA serviced approximately $8.0 billion in multi-family loans for the Structured LLC and received a market rate servicing fee. For the year ended December 31, 2025 and December 31, 2024, SBNA recognized $56.2 million and $52.2 million, respectively, in servicing fee income from the servicing of these assets which is recorded in Miscellaneous income, net, in the accompanying Consolidated Statements of Operations.